Fair Value Measurements - Additional Information (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Fair Value Disclosures [Abstract]
Interest receivable on cash and marketable securities held in the Trust Account	$ 1,830	$ 1,716	$ 1,830